Unrecognized contractual commitments (excluding Orange Bank) - Asset and liability warranties in relation to disposals (Details) - 12 months ended Dec. 31, 2021 € in Billions, £ in Billions	GBP (£)	EUR (€)
Warranty contingent liability, disposal of assets [member] | EE [member] | BT Group Plc [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of the given warranty for which the entity is responsible	50.00%
Warranty contingent liability, disposal of assets [member] | EE [member] | BT Group Plc [member] | Top of range [member]
Disclosure of unrecognized contractual commitments [line items]
Estimated warranty in effect	£ 5.1	€ 6.1
Warranty contingent liability, disposal of assets, standard [member] | Dailymotion [member]
Disclosure of unrecognized contractual commitments [line items]
Voting interests disposed of (as a percent)	10.00%